Average Annual Total Returns	12 Months Ended
Dec. 31, 2013
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.35%
Five Years	17.95%
Ten Years	7.41%
Inception Date	Jul. 31, 1990
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.37%
Five Years	17.98%
Ten Years	7.44%
Inception Date	Jul. 07, 1997
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.64%
Five Years	18.91%
Ten Years	8.17%
Inception Date	Aug. 31, 2001
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.63%
Five Years	18.93%
Ten Years	8.19%
Inception Date	May 31, 2001
Return After Taxes on Distributions | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.71%
Five Years	17.53%
Ten Years	7.06%
Return After Taxes on Distributions | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.00%
Five Years	18.49%
Ten Years	7.82%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.75%
Five Years	14.62%
Ten Years	6.03%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.42%
Five Years	15.41%
Ten Years	6.65%
Standard & Poor's 500 Index | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
MSCI US Broad Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
MSCI US Broad Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
Spliced Institutional Total Stock Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.61%
Five Years	18.89%
Ten Years	8.13%
Spliced Institutional Total Stock Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.61%
Five Years	18.89%
Ten Years	8.13%
CRSP US Total Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.64%
Five Years	none
Ten Years	none
CRSP US Total Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.64%
Five Years	none
Ten Years	none